UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ___________________ to ________________

Date of Report (Date of earliest event reported): Not applicable.

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: Not applicable.

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)[ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)[ ]

   X         Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001727257

VMC Finance 2018-FL1 LLC

(Exact name of issuing entities as specified in each entity’s charter)

Central Index Key Number of issuing entity (if applicable): Not applicable.

Central Index Key Number of underwriter (if applicable): Not applicable.

Nicholas Moulton, (952) 374-6998

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDING AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 18, 2018, which was obtained by the addressees thereof, attached as Exhibit 99.1 to this Form ABS-15G.

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter.

Included in the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 18, 2018, referred to in Item 2.01.

Exhibits

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures dated January 18, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 18, 2018	VMC Lender LLC
(Securitizer)

	By:	/s/ James E. Dunbar
	Name:	James E. Dunbar
	Title:	President
(senior officer in charge of securitization)

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated January 18, 2018.